Long-Term Debt (Narrative) (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) lender	Oct. 13, 2015 USD ($)	Aug. 12, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Term loans		$ 11,513,100,000			$ 5,067,700,000
Senior notes			$ 4,500,000,000
Financing costs expensed	$ 17,000,000
Capitalized debt issuance costs	$ 2,600,000
Debt issuance costs		$ 69,200,000
Top revolving lenders | lender		10
Percentage share of the revolving loan covered by top lenders		72.00%
Maximum loss of available capacity of the revolving loan		$ 128,300,000
Fair value of long-term debt		30,400,000			$ 63,800,000
AOCE reclassified during next twelve months		$ 1,300,000
Senior Notes due 2017, interest payable semi-annually at 1.450% [Member]
Debt Instrument [Line Items]
Interest rate		1.45%			1.45%
Senior notes		$ 300,000,000			$ 300,000,000
Senior Notes due 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Interest rate		2.00%			2.00%
Senior notes		$ 250,000,000			$ 250,000,000
Senior Notes due October 2018, interest payable semi-annually at 2.850% [Member]
Debt Instrument [Line Items]
Interest rate		2.85%			2.85%
Senior notes		$ 750,000,000			$ 0
Senior Notes due 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Interest rate		3.625%			3.625%
Senior notes		$ 1,750,000,000			$ 0
Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Interest rate		4.50%			4.50%
Senior notes		$ 500,000,000			$ 0
Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Interest rate		3.50%			3.50%
Senior notes		$ 1,000,000,000			$ 1,000,000,000
Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Interest rate		3.875%			3.875%
Senior notes		$ 700,000,000			$ 700,000,000
Senior Notes due 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Interest rate		5.00%			5.00%
Senior notes		$ 1,500,000,000			$ 0
Revolving Loan [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount		1,250,000,000
Additional term and revolving loan capacity in the future		1,742,400,000
Bridge Loan [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 6,900,000,000
FIS Credit Agreements [Member]
Debt Instrument [Line Items]
Total committed capital, credit agreement		4,300,000,000
FIS Credit Agreements [Member] | Term Loan A-3 [Member]
Debt Instrument [Line Items]
Term loans		1,300,000,000
FIS Credit Agreements [Member] | Term Loan Five [Member]
Debt Instrument [Line Items]
Term loans		1,500,000,000
FIS Credit Agreements [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		3,000,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount		$ 7,600,000
Minimum [Member] | Senior Notes due 2017, interest payable semi-annually at 1.450% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due October 2018, interest payable semi-annually at 2.850% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%
Minimum [Member] | Senior Notes due 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Note redemption price percentage		100.00%